Shareholder Report, Holdings (Details)	May 31, 2025
C000183992 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000183992 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183992 | Osaic Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183992 | Enbridge
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183992 | Six Flags Entertainment
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183992 | Aretec Group
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000183992 | DISH Network
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000183992 | Heartland Dental
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000183992 | HLF Financing
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183992 | Avis Budget Car Rental
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183992 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000183992 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000183992 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183992 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000183993 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000183993 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183993 | Osaic Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183993 | Enbridge
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183993 | Six Flags Entertainment
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183993 | Aretec Group
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000183993 | DISH Network
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000183993 | Heartland Dental
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000183993 | HLF Financing
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183993 | Avis Budget Car Rental
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183993 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000183993 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000183993 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183993 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000183994 | CCO Holdings
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000183994 | Cloud Software Group
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000183994 | Osaic Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183994 | Enbridge
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183994 | Six Flags Entertainment
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000183994 | Aretec Group
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000183994 | DISH Network
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000183994 | Heartland Dental
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000183994 | HLF Financing
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000183994 | Avis Budget Car Rental
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000183994 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	85.90%
C000183994 | Bank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000183994 | Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000183994 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.10%